Property and equipment, net - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total original costs	$ 26,036	$ 45,313
Less: Accumulated depreciation	(18,638)	(33,006)
Less: Accumulated impairment	(2)	(3)
Sub-total	7,396	12,304
Construction in progress	50,261	38,421
Total	57,657	50,725
Servers and network equipment
Property, Plant and Equipment [Line Items]
Total original costs	15,522	35,827
Computer equipment
Property, Plant and Equipment [Line Items]
Total original costs	1,737	1,565
Furniture, fixtures and office equipment
Property, Plant and Equipment [Line Items]
Total original costs	857	836
Motor vehicles
Property, Plant and Equipment [Line Items]
Total original costs	492	481
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total original costs	$ 7,428	$ 6,604